Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Penalty payable	[1]	¥ 47,419	¥ 103,708
Refundable deposits from members, current		14,899	32,204
Payable for investments and acquisitions		5,006	5,006
Payable to former shareholders of acquirees		9,279	9,838
Accrued payroll		29,853	13,194
VAT payable		5,414	6,282
Other taxes payable		2,293	3,752
Interests payable		308	903
Others		2,692	1,475
Third-party loans	[2]	38,446	51,787
Amounts reimbursable to employees		1,602	1,731
Total		¥ 157,211	¥ 229,880

[1]	This item represents penalty for early termination of lease, overdue rent and legal proceedings.
[2]	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.